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Advisor Class, HASAX
Account Value [Line Items]
Line Graph and Table Measure Name																											Horizon Active Asset Allocation Fund (Adv)
Account Value	$ 22,688	$ 22,688	$ 22,688	$ 22,688	$ 22,688	$ 22,688	$ 22,688	$ 22,688	$ 22,688	$ 22,688	$ 22,688	$ 22,688	$ 22,688	$ 22,688	$ 22,688	$ 22,688	$ 22,688	$ 22,688	$ 22,688	$ 22,688	$ 22,688	$ 22,688	$ 22,688	$ 22,688	$ 22,688	$ 22,688	$ 22,688	$ 22,688	$ 22,688	$ 21,803	$ 22,281	$ 22,056	$ 21,676	$ 21,423	$ 21,086	$ 20,186	$ 21,044	$ 20,411	$ 19,511	$ 19,539	$ 18,467	$ 17,056	$ 17,545	$ 18,299	$ 18,760	$ 18,062	$ 17,084	$ 17,168	$ 17,084		$ 16,721	$ 17,503	$ 16,707		$ 17,515	$ 16,475	$ 15,228	$ 16,808	$ 17,473	$ 16,351	$ 17,847	$ 17,570	$ 18,984	$ 18,554	$ 19,108	$ 20,147	$ 19,410	$ 19,831	$ 18,626	$ 19,578	$ 19,072	$ 18,831	$ 18,746	$ 18,529	$ 17,963	$ 17,469	$ 16,806	$ 16,661	$ 15,853	$ 14,054	$ 14,393	$ 14,880	$ 13,986	$ 13,352	$ 13,284	$ 12,605	$ 11,282	$ 13,103	$ 14,258		$ 14,529		$ 14,125	$ 13,809	$ 13,528	$ 13,303	$ 13,674	$ 13,629		$ 12,785	$ 13,843	$ 13,461	$ 13,382	$ 13,145	$ 12,065	$ 13,185	$ 12,997	$ 14,293	$ 14,356	$ 13,938	$ 13,562	$ 13,582	$ 13,405	$ 13,436	$ 13,771		$ 14,188	$ 13,248		$ 13,147	$ 12,886	$ 12,570	$ 12,282	$ 12,273	$ 11,985		$ 12,012	$ 11,743	$ 11,529	$ 11,427	$ 11,073	$ 10,841		$ 10,633	$ 10,495	$ 10,780		$ 10,780	$ 10,844	$ 10,485	$ 10,458	$ 10,403	$ 10,357	$ 9,685		$ 9,814	$ 10,375	$ 10,696	$ 10,678	$ 9,911	$ 10,000
Average Annual Return, Percent	22.86%											9.94%																9.27%
Institutional Class, HASIX
Account Value [Line Items]
Line Graph and Table Measure Name																								Horizon Active Asset Allocation Fund - Institutional Class
Account Value	$ 21,857,643	21,857,643	21,857,643	21,857,643	21,857,643	21,857,643	21,857,643	21,857,643	21,857,643	21,857,643	21,857,643	$ 21,857,643	21,857,643	21,857,643	21,857,643	21,857,643	21,857,643	21,857,643	21,857,643	21,857,643	21,857,643	21,857,643	$ 21,857,643	$ 21,857,643	21,857,643	21,857,643	21,857,643	$ 21,857,643	$ 21,857,643	20,998,902	21,455,109	21,227,005	20,864,724	20,609,785	20,287,757	19,415,599	20,247,504	19,616,866	18,758,125	18,784,961	17,758,267	16,401,456	16,867,028	17,598,642	18,024,309	17,345,903	16,388,154	16,467,966	16,374,852		16,028,998	16,773,914	16,015,696		16,775,801	15,789,762	14,593,369	16,092,148	16,736,359	15,658,291	17,078,186	16,815,242	18,156,255	17,735,545	18,274,579	19,260,618	18,550,823	18,950,871	17,785,016	18,687,982	18,207,924	17,979,325	17,887,885	17,682,146	17,133,508	16,653,450	16,013,372	15,876,213	15,103,858	13,391,159	13,722,995	14,172,578	13,316,229	12,716,785	12,652,558	11,999,592	10,736,477	12,470,584	13,562,429		13,819,334		13,432,352	13,134,800	12,869,128	12,645,964	13,007,278	12,954,143		12,146,502	13,145,427	12,784,114	12,709,726	12,486,561	11,455,756	12,514,549	12,337,317	13,558,249	13,617,326	13,213,631	12,859,167	12,878,859	12,701,627	12,731,166	13,046,245		13,430,248	12,544,088		12,445,940	12,200,527	11,893,760	11,622,053	11,604,524	11,332,817		11,359,111	11,096,169	10,903,344	10,798,167	10,456,342	10,237,223		10,043,328	9,913,345	10,173,310	$ 10,000,000
Average Annual Return, Percent	23.08%											10.23%											9.97%
Investor Class, AAANX
Account Value [Line Items]
Line Graph and Table Measure Name																													Horizon Active Asset Allocation Fund (Inv)
Account Value	$ 21,016	21,016	21,016	21,016	21,016	21,016	21,016	21,016	21,016	21,016	21,016	$ 21,016	21,016	21,016	21,016	21,016	21,016	21,016	21,016	21,016	21,016	21,016	$ 21,016	21,016	21,016	21,016	$ 21,016	21,016	$ 21,016	20,200	20,640	20,420	20,070	19,837	19,513	18,684	19,474	18,878	18,049	18,088	17,086	15,787	16,237	16,944	17,356	16,700	15,787	15,865	15,775		15,453	16,160	15,427		16,166	15,212	14,067	15,504	16,127	15,097	16,458	16,204	17,501	17,107	17,615	18,582	17,888	18,275	17,157	18,031	17,567	17,346	17,257	17,069	16,549	16,084	15,465	15,332	14,587	12,928	13,249	13,685	12,855	12,275	12,223	11,601	10,377	12,057	13,114		13,363		12,986	12,708	12,440	12,234	12,584	12,533		11,750	12,718	12,368	12,296	12,080	11,081	12,111	11,939	13,123	13,181	12,799	12,445	12,464	12,302	12,331	12,627		13,009	12,149		12,055	11,817	11,528	11,264	11,247	10,984		11,009	10,763	10,567	10,474	10,142	9,938		9,741	9,623	9,876		9,876	9,943	9,606	9,581	9,530	9,488	8,873		8,991	9,505	9,799	9,782	9,079		$ 9,406	$ 10,117	$ 9,954	$ 10,134	$ 10,117	$ 10,044	$ 10,215	$ 9,668	$ 9,921	$ 10,000
Average Annual Return, Percent	23.00%											10.11%																	7.71%
Advisor Class, ARAAX
Account Value [Line Items]
Line Graph and Table Measure Name																											Horizon Active Risk Assist Fund (Adv)
Account Value	$ 17,632	17,632	17,632	17,632	17,632	17,632	17,632	17,632	17,632	17,632	17,632	$ 17,632	17,632	17,632	17,632	17,632	17,632	17,632	17,632	17,632	17,632	17,632	17,632	$ 17,632	17,632	17,632	$ 17,632	$ 17,632	$ 17,632	17,045	17,464	17,194	16,833	16,665	16,233	15,557	16,143	15,737	15,048	15,022	14,097	13,000	13,430	14,064	14,456	13,956	13,199	13,359	13,218		12,930	13,366	12,891		13,177	12,851	12,730	13,234	13,636	13,298	13,929	13,987	14,969	14,682	15,179	16,021	15,383	15,725	14,882	15,619	15,283	15,035	14,917	14,752	14,274	13,773	13,301	13,307	12,775	11,499	11,758	12,105	11,405	10,912	10,876	10,806	10,647	11,629	12,605		12,781		12,464	12,207	11,979	11,828	12,154	12,149		11,501	12,329	12,038	11,968	11,828	11,367	12,175	12,017	13,147	13,192	12,849	12,523	12,602	12,467	12,501	12,720		13,046	12,298		12,231	12,032	11,833	11,624	11,618	11,360		11,393	11,194	11,054	10,941	10,635	10,425		10,276	10,175	10,372		10,356	10,436	10,063	9,988	9,983	9,983	9,493		9,615	10,111	10,343	10,337	9,847	10,000
Average Annual Return, Percent	25.08%											7.18%																6.33%
Institutional Class, ACRIX
Account Value [Line Items]
Line Graph and Table Measure Name																								Horizon Active Risk Assist Fund - Institutional Class
Account Value	$ 17,640,316	17,640,316	17,640,316	17,640,316	17,640,316	17,640,316	17,640,316	17,640,316	17,640,316	17,640,316	17,640,316	$ 17,640,316	17,640,316	17,640,316	17,640,316	17,640,316	17,640,316	17,640,316	17,640,316	17,640,316	17,640,316	17,640,316	$ 17,640,316	$ 17,640,316	17,640,316	17,640,316	17,640,316	$ 17,640,316	$ 17,640,316	17,050,382	17,460,771	17,185,041	16,819,538	16,652,817	16,216,779	15,537,072	16,120,594	15,710,205	15,017,674	14,985,612	14,059,234	12,960,162	13,392,167	14,021,116	14,408,651	13,906,762	13,150,753	13,303,225	13,157,106		12,871,220	13,303,225	12,826,749		13,106,294	12,778,005	12,658,053	13,156,800	13,554,534	13,213,619	13,838,630	13,895,449	14,867,689	14,583,593	15,069,713	15,903,061	15,270,180	15,602,520	14,762,923	15,491,740	15,153,569	14,908,686	14,786,245	14,617,159	14,144,886	13,643,459	13,177,016	13,177,016	12,645,681	11,380,533	11,641,687	11,978,286	11,281,874	10,794,386	10,753,762	10,678,317	10,521,624	11,484,994	12,448,364		12,622,467		12,303,917	12,045,552	11,815,894	11,666,616	11,982,396	11,970,913		11,339,354	12,154,639	11,867,567	11,792,928	11,649,392	11,190,076	11,979,996	11,825,557	12,934,203	12,972,813	12,630,842	12,316,450	12,382,638	12,250,262	12,283,356	12,492,951		12,812,859	12,079,277		12,005,149	11,805,239	11,610,589	11,405,418	11,394,896	11,142,378		11,173,942	10,968,771	10,831,990	10,716,253	10,411,126	10,205,955		10,062,467	9,953,149	10,145,757	10,000,000
Average Annual Return, Percent	25.47%											7.47%											7.14%
Investor Class, ARANX
Account Value [Line Items]
Line Graph and Table Measure Name																													Horizon Active Risk Assist Fund (Inv)
Account Value	$ 16,510	16,510	16,510	16,510	16,510	16,510	16,510	16,510	16,510	16,510	16,510	$ 16,510	16,510	16,510	16,510	16,510	16,510	16,510	16,510	16,510	16,510	16,510	$ 16,510	16,510	16,510	$ 16,510	16,510	16,510	$ 16,510	15,962	16,347	16,094	15,757	15,600	15,191	14,553	15,101	14,721	14,077	14,047	13,178	12,151	12,557	13,148	13,512	13,041	12,330	12,479	12,342		12,079	12,479	12,038		12,301	11,992	11,879	12,348	12,728	12,407	12,995	13,049	13,958	13,690	14,148	14,932	14,344	14,657	13,866	14,552	14,239	14,009	13,893	13,734	13,295	12,823	12,384	12,384	11,889	10,702	10,943	11,260	10,609	10,150	10,112	10,046	9,899	10,806	11,714		11,878		11,576	11,338	11,121	10,980	11,283	11,273		10,677	11,446	11,175	11,110	10,975	10,547	11,291	11,150	12,191	12,228	11,910	11,614	11,681	11,551	11,588	11,785		12,087	11,395		11,326	11,142	10,953	10,764	10,754	10,521		10,545	10,361	10,232	10,128	9,844	9,650		9,514	9,420	9,598		9,588	9,662	9,312	9,243	9,238	9,238	8,789		8,898	9,356	9,571	9,566	9,112		9,463	10,063	9,917	10,102	10,093	10,010	10,185	9,683	9,907	10,000
Average Annual Return, Percent	25.28%											7.36%																	5.14%
Advisor Class, AIHAX
Account Value [Line Items]
Line Graph and Table Measure Name																										Horizon Active Income Fund (Adv)
Account Value	$ 10,398	10,398	10,398	10,398	10,398	10,398	10,398	10,398	10,398	10,398	10,398	$ 10,398	10,398	10,398	10,398	10,398	10,398	10,398	10,398	10,398	10,398	10,398	10,398	$ 10,398	$ 10,398	$ 10,398	10,398	10,398	$ 10,398	10,273	10,473	10,348	10,214	10,004	9,930	9,789	10,021	9,923	10,041	10,066	9,690	9,223	9,402	9,678	9,756	9,744	9,732	9,843	9,820		9,667	9,914	9,597		9,665	9,385	9,490	9,863	10,084	9,921	10,049	10,075	10,539	10,829	10,991	11,292	11,254	11,301	11,301	11,381	11,367	11,321	11,195	11,177	11,063	11,212	11,317	11,397	11,260	10,999	11,056	11,124	11,130	10,814	10,791	10,701	10,476	10,768	10,746		10,622		10,527	10,549	10,527	10,571	10,388	10,411		10,267	10,177	10,155	10,002	9,970	9,795	9,882	9,914	10,076	10,152	10,064	10,032	10,022	10,021	10,074	10,064		10,181	10,287		10,249	10,270	10,281	10,333	10,301	10,228		10,228	10,150	10,057	10,057	9,966	9,883		9,826	10,194	10,307		10,327	10,312	10,262	10,078	10,102	10,061	10,010	$ 10,000
Average Annual Return, Percent	7.31%											(0.25%)													0.44%
Institutional Class, AIRIX
Account Value [Line Items]
Line Graph and Table Measure Name																								Horizon Active Income Fund - Institutional Class
Account Value	$ 10,302,130	10,302,130	10,302,130	10,302,130	10,302,130	10,302,130	10,302,130	10,302,130	10,302,130	10,302,130	10,302,130	$ 10,302,130	10,302,130	10,302,130	10,302,130	10,302,130	10,302,130	10,302,130	10,302,130	10,302,130	10,302,130	10,302,130	$ 10,302,130	$ 10,302,130	$ 10,302,130	10,302,130	10,302,130	10,302,130	$ 10,302,130	10,164,602	10,364,643	10,239,617	10,111,136	9,888,369	9,826,490	9,679,465	9,900,010	9,814,242	9,927,391	9,951,782	9,578,916	9,111,944	9,291,549	9,554,969	9,638,560	9,626,690	9,602,949	9,724,941	9,689,663		9,536,792	9,779,626	9,463,019		9,532,119	9,253,470	9,357,963	9,729,496	9,941,338	9,779,125	9,894,992	9,914,600	10,376,281	10,653,290	10,810,134	11,109,775	11,070,832	11,116,579	11,105,142	11,196,636	11,175,843	11,118,939	10,993,752	10,969,271	10,867,284	11,014,598	11,107,551	11,186,649	11,049,055	10,780,113	10,847,348	10,914,584	10,905,836	10,604,138	10,570,616	10,486,620	10,264,210	10,553,343	10,511,238		10,389,401		10,319,129	10,341,015	10,308,186	10,351,958	10,165,578	10,187,323		10,045,983	9,952,173	9,941,379	9,779,468	9,744,190	9,571,917	9,659,684	9,691,424	9,850,127	9,913,608	9,834,931	9,803,476	9,782,506	9,783,166	9,835,094	9,824,709		9,938,949	10,032,419		9,992,297	10,012,857	10,023,137	10,074,538	10,036,241	9,964,772		9,964,772	9,893,380	9,792,013	9,792,013	9,700,027	9,619,109		9,570,000	9,930,000	10,050,000	10,000,000
Average Annual Return, Percent	7.55%											(0.03%)											0.36%
Investor Class, AIMNX
Account Value [Line Items]
Line Graph and Table Measure Name																													Horizon Active Income Fund (Inv)
Account Value	$ 10,358	10,358	10,358	10,358	10,358	10,358	10,358	10,358	10,358	10,358	10,358	$ 10,358	10,358	10,358	10,358	10,358	10,358	10,358	$ 10,358	10,358	10,358	10,358	$ 10,358	10,358	10,358	10,358	10,358	10,358	$ 10,358	10,233	10,433	10,308	10,169	9,958	9,884	9,739	9,973	9,874	9,989	10,014	9,643	9,175	9,355	9,619	9,706	9,694	9,682	9,795	9,760		9,607	9,864	9,534		9,607	9,327	9,432	9,805	10,020	9,857	9,974	9,996	10,471	10,750	10,909	11,210	11,176	11,211	11,211	11,291	11,285	11,227	11,101	11,080	10,966	11,114	11,219	11,298	11,164	10,893	10,961	11,028	11,022	10,707	10,684	10,591	10,379	10,659	10,618		10,495		10,405	10,427	10,394	10,438	10,263	10,274		10,143	10,050	10,029	9,876	9,831	9,658	9,745	9,787	9,947	10,011	9,929	9,897	9,886	9,890	9,943	9,922		10,048	10,142		10,107	10,117	10,138	10,190	10,145	10,073		10,073	10,007	9,914	9,914	9,815	9,743		9,682	10,057	10,178		10,219	10,200	10,160	9,989	10,004	9,994	9,934		9,883	9,833	9,882	9,896	9,866		9,856	9,909	9,869	10,029	10,109	10,159	10,149	10,249	10,001	10,000
Average Annual Return, Percent	7.41%											(0.09%)																	0.35%
Advisor Class, HADUX
Account Value [Line Items]
Line Graph and Table Measure Name																			Horizon Equity Premium Income Fund (Adv)
Account Value	$ 17,498	17,498	17,498	17,498	17,498	17,498	17,498	17,498	17,498	17,498	17,498	$ 17,498	17,498	17,498	17,498	17,498	17,498	17,498	$ 17,498	$ 17,498	17,498	$ 17,498	17,498	17,498	17,498	17,498	17,498	17,498	$ 17,498	16,732	16,787	16,429	16,038	15,801	15,321	14,782	15,314	14,843	14,183	13,908	13,424	12,677	12,979	13,352	13,651	13,210	12,607	13,087	12,892		12,901	13,343	13,113		13,515	12,823	11,508	12,555	12,992	12,407	13,631	13,221	14,000	13,436	13,729	14,108	13,285	13,542	12,853	13,599	13,397	13,275	13,466	13,127	12,854	12,016	11,648	11,740	11,408	10,267	10,580	10,719	10,367	10,034	10,096	9,859	9,063	10,641	11,700		12,147		11,828	11,615	11,456	11,144	11,711	11,606		10,905	11,625	11,317	11,368	11,203	10,380	11,427	11,212	11,844	11,966	11,920	11,455	11,269	11,119	11,175	11,251		11,858	11,346		10,928	10,577	10,485	10,224	10,171	10,026	$ 10,000
Average Annual Return, Percent	30.35%											8.15%								7.80%
Investor Class, HNDDX
Account Value [Line Items]
Line Graph and Table Measure Name																						Horizon Equity Premium Income Fund (Inv)
Account Value	$ 19,329	19,329	19,329	19,329	19,329	19,329	19,329	19,329	19,329	19,329	19,329	$ 19,329	19,329	19,329	19,329	$ 19,329	19,329	19,329	19,329	$ 19,329	$ 19,329	$ 19,329	19,329	19,329	19,329	19,329	19,329	19,329	19,329	18,480	18,541	18,143	17,709	17,443	16,913	16,314	16,899	16,376	15,649	15,342	14,805	13,981	14,309	14,721	15,047	14,559	13,893	14,419	14,202		14,212	14,694	14,441		14,881	14,116	12,667	13,819	14,299	13,655	14,998	14,546	15,401	14,775	15,099	15,511	14,603	14,884	14,124	14,944	14,718	14,585	14,792	14,415	14,117	13,194	12,789	12,887	12,526	11,271	11,613	11,765	11,376	11,011	11,077	10,814	9,939	11,670	12,830		13,318		12,968	12,733	12,556	12,213	12,830	12,716		11,945	12,734	12,394	12,448	12,267	11,363	12,509	12,271	12,961	13,094	13,040	12,530	12,327	12,161	12,220	12,300		12,965	12,403		11,945	11,559	11,458	11,172	11,123	10,974		10,761	10,602	10,496	10,388	10,012	9,996	$ 10,000
Average Annual Return, Percent	30.56%											8.31%									8.67%
Advisor Class, HADRX
Account Value [Line Items]
Line Graph and Table Measure Name																Horizon Defined Risk Fund (Adv)
Account Value	$ 15,862	15,862	15,862	15,862	15,862	15,862	15,862	15,862	15,862	15,862	15,862	$ 15,862	15,862	15,862	$ 15,862	$ 15,862	15,862	$ 15,862	15,862	15,862	$ 15,862	15,862	15,862	15,862	15,862	15,862	15,862	15,862	15,862	15,390	15,392	15,159	14,849	14,766	14,534	14,154	14,280	14,099	13,814	13,668	13,368	12,832	12,878	13,130	13,069	12,947	12,624	12,561	12,405		12,214	12,342	11,909		12,251	11,886	11,395	11,892	12,002	11,533	11,950	11,854	12,471	12,249	12,706	13,109	12,741	12,787	12,297	12,591	12,393	12,198	11,982	11,962	11,688	11,656	11,536	11,612	11,354	10,734	10,933	10,991	10,678	10,331	10,275	10,060	9,525	10,151	10,818		10,846		10,733	10,567	10,426	10,350	10,459	10,338		9,989	10,298	10,110	9,991	9,864	9,594	10,077	10,012	10,318	10,263	10,077	9,860	9,814	9,707	9,688	9,921	$ 10,000
Average Annual Return, Percent	18.66%											8.13%			6.99%
Investor Class, HNDRX
Account Value [Line Items]
Line Graph and Table Measure Name																		Horizon Defined Risk Fund (Inv)
Account Value	$ 16,205	16,205	16,205	16,205	16,205	16,205	$ 16,205	16,205	16,205	16,205	16,205	$ 16,205	16,205	16,205	$ 16,205	16,205	$ 16,205	$ 16,205	16,205	16,205	16,205	16,205	16,205	16,205	16,205	16,205	16,205	16,205	16,205	15,721	15,721	15,480	15,162	15,075	14,836	14,446	14,575	14,388	14,095	13,945	13,635	13,087	13,133	13,388	13,326	13,199	12,867	12,801	12,639		12,445	12,573	12,129		12,478	12,105	11,601	12,107	12,219	11,740	12,162	12,058	12,687	12,460	12,921	13,329	12,954	12,999	12,498	12,797	12,594	12,394	12,173	12,152	11,872	11,839	11,715	11,788	11,527	10,896	11,096	11,155	10,837	10,481	10,424	10,204	9,662	10,295	10,969		10,995		10,882	10,711	10,566	10,488	10,598	10,474		10,120	10,431	10,238	10,115	9,987	9,711	10,200	10,132	10,442	10,384	10,196	9,974	9,928	9,818	9,796	10,032		10,206	9,986	$ 10,000
Average Annual Return, Percent	18.85%											8.29%					7.22%
Advisor Class, USRTX
Account Value [Line Items]
Line Graph and Table Measure Name							Horizon Multi-Factor US Equity Fund (Adv)
Account Value	$ 16,977	16,977	16,977	16,977	16,977	$ 16,977	$ 16,977	16,977	16,977	16,977	16,977	$ 16,977	16,977	$ 16,977	16,977	16,977	$ 16,977	16,977	16,977	16,977	16,977	16,977	16,977	16,977	16,977	16,977	16,977	16,977	16,977	16,099	16,316	16,148	15,669	15,482	15,220	14,549	15,373	14,944	14,194	13,770	13,238	12,402	12,806	13,223	13,319	13,026	12,316	12,431	12,157		11,927	12,296	11,994		12,562	11,978	10,816	11,739	12,069	11,390	12,289	12,122	13,011	12,509	12,724	13,451	12,791	12,849	12,099	12,799	12,420	12,107	12,164	11,908	11,426	10,876	10,501	10,566	10,355	9,554	9,752	10,130	9,577	9,032	9,009	8,593	8,166	9,123	10,000
Average Annual Return, Percent	28.24%					11.57%
Investor Class, USRAX
Account Value [Line Items]
Line Graph and Table Measure Name														Horizon Multi-Factor US Equity Fund (Inv)
Account Value	$ 17,969	17,969	17,969	17,969	17,969	$ 17,969	17,969	17,969	$ 17,969	17,969	17,969	$ 17,969	$ 17,969	$ 17,969	17,969	17,969	17,969	17,969	17,969	17,969	17,969	17,969	17,969	17,969	17,969	17,969	17,969	17,969	17,969	17,040	17,264	17,082	16,575	16,377	16,100	15,390	16,262	15,803	15,009	14,560	14,000	13,111	13,538	13,979	14,076	13,766	13,015	13,131	12,842		12,598	12,984	12,664		13,269	12,649	11,420	12,387	12,740	12,019	12,971	12,785	13,727	13,193	13,420	14,185	13,487	13,547	12,755	13,491	13,093	12,759	12,815	12,546	12,039	11,460	11,061	11,126	10,903	10,061	10,266	10,663	10,077	9,504	9,480	9,039	8,590	9,596	10,518		10,579		10,488	10,352	10,392	10,236	10,124	10,060	$ 10,000
Average Annual Return, Percent	28.35%											11.37%	11.40%
Advisor Class, HESAX
Account Value [Line Items]
Line Graph and Table Measure Name									Horizon Defensive Core Fund (Adv)
Account Value	$ 19,401	19,401	19,401	19,401	19,401	19,401	19,401	$ 19,401	$ 19,401	$ 19,401	19,401	$ 19,401	$ 19,401	19,401	19,401	19,401	19,401	19,401	19,401	19,401	19,401	19,401	19,401	19,401	19,401	19,401	19,401	19,401	19,401	18,329	18,533	18,135	17,808	17,762	17,139	16,360	17,143	16,555	15,695	15,368	14,743	13,440	13,811	14,553	14,634	14,157	13,293	13,171	13,044		12,665	12,964	12,462		12,960	12,544	12,069	12,872	13,271	12,645	13,447	13,548	14,708	14,212	14,603	15,376	14,745	15,098	14,052	14,807	14,347	13,966	13,593	13,428	12,920	12,333	12,116	12,087	11,458	10,268	10,635	11,030	10,232	9,784	9,621	9,325	8,630	9,081	9,916	$ 10,000
Average Annual Return, Percent	31.59%									14.50%
Investor Class, HESGX
Account Value [Line Items]
Line Graph and Table Measure Name								Horizon Defensive Core Fund (Inv)
Account Value	$ 19,621	19,621	$ 19,621	19,621	19,621	19,621	19,621	$ 19,621	19,621	$ 19,621	$ 19,621	19,621	19,621	19,621	19,621	19,621	19,621	19,621	19,621	19,621	19,621	19,621	19,621	19,621	19,621	19,621	19,621	19,621	19,621	18,529	18,734	18,329	17,996	17,945	17,314	16,526	17,314	16,718	15,848	15,516	14,884	13,566	13,939	14,685	14,765	14,282	13,409	13,282	13,155		12,770	13,070	12,562		13,061	12,640	12,164	12,973	13,373	12,741	13,546	13,639	14,806	14,309	14,701	15,476	14,840	15,194	14,141	14,898	14,433	14,046	13,668	13,504	12,990	12,398	12,175	12,147	11,512	10,316	10,684	11,076	10,276	9,824	9,660	9,360	8,660	9,096	9,932		9,976	$ 10,000
Average Annual Return, Percent	31.82%										14.65%
Advisor Class, HTFAX
Account Value [Line Items]
Line Graph and Table Measure Name			Horizon Tactical Fixed Income Fund (Adv)
Account Value	$ 10,494	$ 10,494	$ 10,494	10,494	$ 10,494	10,494	10,494	10,494	10,494	10,494	$ 10,494	10,494	10,494	10,494	10,494	10,494	10,494	10,494	10,494	10,494	10,494	10,494	10,494	10,494	10,494	10,494	10,494	10,494	10,494	10,288	10,436	10,291	10,136	9,965	10,005	9,890	10,145	10,017	10,094	10,200	9,892	9,694	9,743	9,841	9,945	9,848	9,727	9,857	9,885	$ 10,000
Average Annual Return, Percent	6.08%	2.82%
Investor Class, HTFNX
Account Value [Line Items]
Line Graph and Table Measure Name					Horizon Tactical Fixed Income Fund (Inv)
Account Value	$ 10,454	$ 10,454	$ 10,454	$ 10,454	$ 10,454	10,454	10,454	10,454	10,454	10,454	10,454	10,454	10,454	10,454	10,454	10,454	10,454	10,454	10,454	10,454	10,454	10,454	10,454	10,454	10,454	10,454	10,454	10,454	10,454	10,251	10,396	10,249	10,094	9,921	9,961	9,845	10,096	9,970	10,044	10,149	9,841	9,640	9,689	9,787	9,887	9,792	9,669	9,796	9,824		9,947	10,196	9,956	$ 10,000
Average Annual Return, Percent	6.22%			2.31%
Advisor Class, HSMBX
Account Value [Line Items]
Line Graph and Table Measure Name			Horizon Multi Factor Small Mid Cap Fund (Adv)
Account Value	$ 15,087	$ 15,087	$ 15,087	$ 15,087	$ 15,087	15,087	15,087	15,087	15,087	15,087	15,087	15,087	15,087	15,087	15,087	15,087	15,087	15,087	15,087	15,087	15,087	15,087	15,087	15,087	15,087	15,087	15,087	15,087	15,087	13,876	13,903	13,798	13,603	12,681	12,973	12,273	12,913	12,258	11,463	11,474	10,543	9,743	10,205	10,632	10,852	10,372	9,423	9,524	9,632	10,000
Average Annual Return, Percent	43.10%	26.76%
Investor Class, HSMNX
Account Value [Line Items]
Line Graph and Table Measure Name					Horizon Multi Factor Small Mid Cap Fund (Inv)
Account Value	$ 16,265	$ 16,265	16,265	$ 16,265	$ 16,265	16,265	16,265	16,265	16,265	16,265	16,265	16,265	16,265	16,265	16,265	16,265	16,265	16,265	16,265	16,265	16,265	16,265	16,265	16,265	16,265	16,265	$ 16,265	16,265	16,265	14,960	14,984	14,867	14,657	13,662	13,976	13,219	13,908	13,195	12,340	12,352	11,348	10,484	10,984	11,444	11,676	11,160	10,136	10,244	10,356		10,800	10,892	9,984	10,000
Average Annual Return, Percent	43.33%			28.41%
S&P 500 Total Return Index, HASAX
Account Value [Line Items]
Line Graph and Table Measure Name																											S&P 500 Total Return Index
Account Value	$ 37,078	37,078	37,078	$ 37,078	37,078	37,078	37,078	37,078	37,078	37,078	37,078	$ 37,078	37,078	37,078	37,078	37,078	37,078	37,078	37,078	37,078	37,078	37,078	37,078	$ 37,078	37,078	37,078	$ 37,078	$ 37,078	37,078	35,022	35,342	34,603	33,784	33,378	32,221	30,699	32,006	31,009	29,437	28,950	27,692	25,375	25,920	27,218	27,658	26,797	25,136	25,028	24,643		23,770	24,365	22,924		24,326	23,038	21,313	23,475	24,473	22,407	24,423	24,378	26,707	25,751	26,546	27,994	26,793	26,980	25,214	26,444	25,663	25,068	24,496	24,326	23,094	22,125	21,531	21,751	20,945	18,879	19,395	20,161	18,809	17,805	17,458	16,664	14,770	16,852	18,363		18,371		17,832	17,208	16,843	16,534	16,800	16,562		15,471	16,521	15,878	15,576	15,091	13,972	15,358	15,051	16,156	16,064	15,557	14,999	14,907	14,557	14,501	14,879		15,449	14,612		14,451	14,021	13,702	13,425	13,384	13,114		13,033	12,852	12,721	12,706	12,221	11,994		11,761	11,341	11,552		11,550	11,534	11,123	11,095	10,899	10,857	10,167		10,181	10,713	10,884	10,852	10,008	10,000
Average Annual Return, Percent	33.89%											15.77%																15.24%
S&P 500 Total Return Index, HASIX
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500 Total Return Index
Account Value	$ 32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	$ 32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	$ 32,740,799	$ 32,740,799	32,740,799	32,740,799	32,740,799	$ 32,740,799	$ 32,740,799	30,925,440	31,208,457	30,555,872	29,832,240	29,473,478	28,452,541	27,108,381	28,262,761	27,381,764	25,993,808	25,564,220	24,453,292	22,406,967	22,888,227	24,034,124	24,422,975	23,662,808	22,196,189	22,100,127	21,760,480		20,989,854	21,514,792	20,242,854		21,480,439	20,343,559	18,819,876	20,728,988	21,610,296	19,785,944	21,566,090	21,526,597	23,583,085	22,738,804	23,440,651	24,719,829	23,659,502	23,824,581	22,264,678	23,350,715	22,661,672	22,135,837	21,630,869	21,480,839	20,392,515	19,536,884	19,012,613	19,206,518	18,495,404	16,670,576	17,126,022	17,802,456	16,608,620	15,722,126	15,415,554	14,714,720	13,042,724	14,880,679	16,215,528		16,221,889		15,746,624	15,195,060	14,872,917	14,599,749	14,834,736	14,624,550		13,661,723	14,588,816	14,021,106	13,753,845	13,325,972	12,337,311	13,561,819	13,290,971	14,266,058	14,185,316	13,737,670	13,244,784	13,163,762	12,854,207	12,805,073	13,138,977		13,641,774	12,903,025		12,761,138	12,381,403	12,099,067	11,854,529	11,818,351	11,580,230		11,508,400	11,348,692	11,233,327	11,220,239	10,791,743	10,590,872		10,385,589	10,014,696	10,200,770	10,000,000
Average Annual Return, Percent	33.89%											15.77%											15.51%
S&P 500 Total Return Index, AANX
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P 500 Total Return Index
Account Value	$ 35,002	35,002	35,002	35,002	35,002	35,002	35,002	35,002	35,002	35,002	35,002	$ 35,002	35,002	35,002	35,002	35,002	35,002	35,002	35,002	35,002	35,002	35,002	$ 35,002	35,002	35,002	35,002	$ 35,002	35,002	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263		22,440	23,001	21,641		22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335		17,342		16,834	16,245	15,900	15,608	15,859	15,635		14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046		14,584	13,794		13,642	13,237	12,935	12,673	12,635	12,380		12,303	12,132	12,009	11,995	11,537	11,322		11,103	10,706	10,905		10,903	10,888	10,501	10,474	10,289	10,249	9,598		9,611	10,113	10,275	10,244	9,447		9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
Average Annual Return, Percent	33.89%											15.77%																	13.35%
S&P 500 Total Return Index, ARAAX
Account Value [Line Items]
Line Graph and Table Measure Name																											S&P 500 Total Return Index
Account Value	$ 37,078	37,078	37,078	37,078	37,078	37,078	37,078	37,078	37,078	37,078	37,078	$ 37,078	37,078	37,078	37,078	37,078	37,078	37,078	37,078	37,078	37,078	37,078	37,078	$ 37,078	37,078	37,078	$ 37,078	$ 37,078	$ 37,078	35,022	35,342	34,603	33,784	33,378	32,221	30,699	32,006	31,009	29,437	28,950	27,692	25,375	25,920	27,218	27,658	26,797	25,136	25,028	24,643		23,770	24,365	22,924		24,326	23,038	21,313	23,475	24,473	22,407	24,423	24,378	26,707	25,751	26,546	27,994	26,793	26,980	25,214	26,444	25,663	25,068	24,496	24,326	23,094	22,125	21,531	21,751	20,945	18,879	19,395	20,161	18,809	17,805	17,458	16,664	14,770	16,852	18,363		18,371		17,832	17,208	16,843	16,534	16,800	16,562		15,471	16,521	15,878	15,576	15,091	13,972	15,358	15,051	16,156	16,064	15,557	14,999	14,907	14,557	14,501	14,879		15,449	14,612		14,451	14,021	13,702	13,425	13,384	13,114		13,033	12,852	12,721	12,706	12,221	11,994		11,761	11,341	11,552		11,550	11,534	11,123	11,095	10,899	10,857	10,167		10,181	10,713	10,884	10,852	10,008	10,000
Average Annual Return, Percent	33.89%											15.77%																15.24%
S&P 500 Total Return Index, ACRIX
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500 Total Return Index
Account Value	$ 32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	$ 32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	32,740,799	$ 32,740,799	$ 32,740,799	32,740,799	32,740,799	32,740,799	$ 32,740,799	$ 32,740,799	30,925,440	31,208,457	30,555,872	29,832,240	29,473,478	28,452,541	27,108,381	28,262,761	27,381,764	25,993,808	25,564,220	24,453,292	22,406,967	22,888,227	24,034,124	24,422,975	23,662,808	22,196,189	22,100,127	21,760,480		20,989,854	21,514,792	20,242,854		21,480,439	20,343,559	18,819,876	20,728,988	21,610,296	19,785,944	21,566,090	21,526,597	23,583,085	22,738,804	23,440,651	24,719,829	23,659,502	23,824,581	22,264,678	23,350,715	22,661,672	22,135,837	21,630,869	21,480,839	20,392,515	19,536,884	19,012,613	19,206,518	18,495,404	16,670,576	17,126,022	17,802,456	16,608,620	15,722,126	15,415,554	14,714,720	13,042,724	14,880,679	16,215,528		16,221,889		15,746,624	15,195,060	14,872,917	14,599,749	14,834,736	14,624,550		13,661,723	14,588,816	14,021,106	13,753,845	13,325,972	12,337,311	13,561,819	13,290,971	14,266,058	14,185,316	13,737,670	13,244,784	13,163,762	12,854,207	12,805,073	13,138,977		13,641,774	12,903,025		12,761,138	12,381,403	12,099,067	11,854,529	11,818,351	11,580,230		11,508,400	11,348,692	11,233,327	11,220,239	10,791,743	10,590,872		10,385,589	10,014,696	10,200,770	10,000,000
Average Annual Return, Percent	33.89%											15.77%											15.51%
S&P 500 Total Return Index, ARANX
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P 500 Total Return Index
Account Value	$ 35,002	35,002	35,002	35,002	35,002	35,002	35,002	35,002	35,002	35,002	35,002	$ 35,002	35,002	35,002	35,002	35,002	35,002	35,002	35,002	35,002	35,002	35,002	$ 35,002	35,002	35,002	$ 35,002	35,002	35,002	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263		22,440	23,001	21,641		22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335		17,342		16,834	16,245	15,900	15,608	15,859	15,635		14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046		14,584	13,794		13,642	13,237	12,935	12,673	12,635	12,380		12,303	12,132	12,009	11,995	11,537	11,322		11,103	10,706	10,905		10,903	10,888	10,501	10,474	10,289	10,249	9,598		9,611	10,113	10,275	10,244	9,447		9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
Average Annual Return, Percent	33.89%											15.77%																	13.35%
Bloomberg Aggregate Bond Index, AIHAX
Account Value [Line Items]
Line Graph and Table Measure Name																										Bloomberg Aggregate Bond Index
Account Value	$ 11,327	11,327	11,327	11,327	11,327	11,327	11,327	11,327	11,327	11,327	11,327	$ 11,327	11,327	11,327	11,327	11,327	11,327	11,327	11,327	11,327	11,327	11,327	11,327	$ 11,327	$ 11,327	$ 11,327	11,327	11,327	$ 11,327	11,208	11,493	11,341	11,181	10,926	10,823	10,643	10,918	10,819	10,974	11,004	10,598	10,139	10,302	10,570	10,638	10,645	10,684	10,801	10,736		10,470	10,748	10,427		10,475	10,103	10,236	10,698	11,009	10,746	10,918	10,848	11,275	11,598	11,729	11,987	12,018	11,982	11,985	12,090	12,113	11,979	11,896	11,857	11,764	11,913	12,087	12,175	12,158	12,040	12,094	12,100	12,199	12,019	11,944	11,889	11,681	11,750	11,542		11,324		11,332	11,338	11,304	11,365	11,078	11,053		10,916	10,726	10,723	10,521	10,527	10,416	10,229	10,168	10,249	10,315	10,249	10,247	10,259	10,187	10,263	10,198		10,295	10,415		10,368	10,381	10,375	10,425	10,332	10,288		10,298	10,219	10,141	10,146	10,079	10,059		10,045	10,288	10,367		10,374	10,385	10,320	10,138	10,135	10,097	10,005	$ 10,000
Average Annual Return, Percent	6.88%											(0.01%)													1.42%
Bloomberg Aggregate Bond Index, AIRIX
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg Aggregate Bond Index
Account Value	$ 10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	$ 10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	$ 10,976,996	$ 10,976,996	$ 10,976,996	10,976,996	10,976,996	10,976,996	$ 10,976,996	10,862,153	11,138,371	10,991,206	10,835,502	10,588,193	10,488,892	10,314,035	10,581,303	10,484,490	10,634,740	10,664,025	10,270,867	9,825,889	9,983,439	10,243,751	10,309,601	10,316,793	10,353,721	10,467,700	10,404,640		10,146,884	10,416,199	10,105,319		10,151,108	9,791,036	9,919,517	10,367,458	10,668,926	10,414,452	10,580,439	10,512,657	10,927,327	11,239,584	11,366,390	11,616,661	11,646,461	11,612,106	11,615,309	11,716,752	11,739,103	11,609,298	11,528,300	11,490,758	11,400,694	11,544,851	11,714,007	11,798,601	11,782,366	11,667,878	11,720,211	11,726,639	11,822,065	11,648,078	11,575,164	11,521,521	11,320,289	11,387,302	11,185,970		10,974,766		10,982,420	10,988,015	10,955,017	11,013,676	10,735,501	10,711,939		10,579,085	10,394,565	10,391,905	10,196,120	10,202,031	10,094,830	9,912,720	9,853,896	9,932,386	9,996,761	9,932,848	9,930,486	9,942,715	9,872,258	9,946,233	9,882,854		9,977,435	10,093,682		10,047,569	10,060,482	10,054,658	10,102,776	10,012,962	9,970,059		9,980,104	9,903,872	9,828,029	9,833,185	9,767,538	9,748,410		9,734,680	9,970,520	10,047,372	10,000,000
Average Annual Return, Percent	6.88%											(0.01%)											1.14%
Bloomberg Aggregate Bond Index, AIMNX
Account Value [Line Items]
Line Graph and Table Measure Name																													Bloomberg Aggregate Bond Index
Account Value	$ 11,633	11,633	11,633	11,633	11,633	11,633	11,633	11,633	11,633	11,633	11,633	$ 11,633	11,633	11,633	11,633	11,633	11,633	11,633	$ 11,633	11,633	11,633	11,633	$ 11,633	11,633	11,633	11,633	11,633	11,633	$ 11,633	11,511	11,804	11,648	11,483	11,221	11,116	10,930	11,214	11,111	11,270	11,301	10,885	10,413	10,580	10,856	10,926	10,933	10,972	11,093	11,026		10,753	11,039	10,709		10,758	10,376	10,512	10,987	11,306	11,037	11,213	11,141	11,580	11,911	12,046	12,311	12,342	12,306	12,309	12,417	12,440	12,303	12,217	12,177	12,082	12,235	12,414	12,504	12,486	12,365	12,420	12,427	12,528	12,344	12,267	12,210	11,997	12,068	11,854		11,630		11,639	11,645	11,610	11,672	11,377	11,352		11,211	11,016	11,013	10,805	10,812	10,698	10,505	10,443	10,526	10,594	10,526	10,524	10,537	10,462	10,540	10,473		10,574	10,697		10,648	10,662	10,655	10,706	10,611	10,566		10,576	10,496	10,415	10,421	10,351	10,331		10,316	10,566	10,648		10,654	10,666	10,599	10,412	10,409	10,370	10,275		10,203	10,064	10,097	10,124	10,122		10,054	10,069	9,999	10,109	10,134	10,170	10,123	10,219	10,009	10,000
Average Annual Return, Percent	6.88%											(0.01%)																	1.52%
S&P 500 Total Return Index, HADUX
Account Value [Line Items]
Line Graph and Table Measure Name																			S&P 500 Total Return Index
Account Value	$ 28,126	28,126	28,126	28,126	28,126	28,126	28,126	28,126	28,126	28,126	28,126	$ 28,126	28,126	28,126	28,126	28,126	28,126	28,126	$ 28,126	$ 28,126	28,126	$ 28,126	28,126	28,126	28,126	28,126	28,126	28,126	$ 28,126	26,566	26,810	26,249	25,627	25,319	24,442	23,287	24,279	23,522	22,330	21,961	21,007	19,249	19,662	20,646	20,981	20,328	19,068	18,985	18,693		18,031	18,482	17,390		18,453	17,476	16,167	17,807	18,564	16,997	18,526	18,492	20,259	19,534	20,137	21,236	20,325	20,466	19,126	20,059	19,467	19,016	18,582	18,453	17,518	16,783	16,333	16,499	15,888	14,321	14,712	15,293	14,268	13,506	13,243	12,641	11,204	12,783	13,930		13,935		13,527	13,053	12,777	12,542	12,744	12,563		11,736	12,533	12,045	11,815	11,448	10,598	11,650	11,418	12,255	12,186	11,801	11,378	11,308	11,042	11,000	11,287		11,719	11,084		10,962	10,636	10,394	10,184	10,153	9,948	10,000
Average Annual Return, Percent	33.89%											15.77%								14.90%
S&P 500 Total Return Index, HNDDX
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500 Total Return Index
Account Value	$ 30,765	30,765	30,765	30,765	30,765	30,765	30,765	30,765	30,765	30,765	30,765	$ 30,765	30,765	30,765	30,765	$ 30,765	30,765	30,765	30,765	$ 30,765	$ 30,765	$ 30,765	30,765	30,765	30,765	30,765	30,765	30,765	30,765	29,059	29,325	28,712	28,032	27,695	26,735	25,472	26,557	25,729	24,425	24,021	22,977	21,055	21,507	22,584	22,949	22,235	20,857	20,766	20,447		19,723	20,216	19,021		20,184	19,116	17,684	19,478	20,306	18,592	20,264	20,227	22,160	21,366	22,026	23,228	22,231	22,387	20,921	21,941	21,294	20,800	20,325	20,184	19,162	18,358	17,865	18,047	17,379	15,664	16,092	16,728	15,606	14,773	14,485	13,827	12,256	13,983	15,237		15,243		14,796	14,278	13,975	13,719	13,939	13,742		12,837	13,708	13,175	12,924	12,522	11,593	12,743	12,489	13,405	13,329	12,909	12,445	12,369	12,078	12,032	12,346		12,818	12,124		11,991	11,634	11,369	11,139	11,105	10,881		10,814	10,664	10,555	10,543	10,140	9,952	10,000
Average Annual Return, Percent	33.89%											15.77%									15.24%
S&P 500 Total Return Index, HADRX
Account Value [Line Items]
Line Graph and Table Measure Name																S&P 500 Total Return Index
Account Value	$ 24,530	24,530	24,530	24,530	24,530	24,530	24,530	24,530	24,530	24,530	24,530	$ 24,530	24,530	24,530	$ 24,530	$ 24,530	24,530	$ 24,530	24,530	24,530	$ 24,530	24,530	24,530	24,530	24,530	24,530	24,530	24,530	24,530	23,170	23,382	22,893	22,351	22,082	21,317	20,310	21,175	20,515	19,475	19,153	18,321	16,788	17,148	18,007	18,298	17,729	16,630	16,558	16,303		15,726	16,119	15,166		16,094	15,242	14,100	15,531	16,191	14,824	16,158	16,128	17,669	17,036	17,562	18,521	17,726	17,850	16,681	17,495	16,979	16,585	16,206	16,094	15,278	14,637	14,245	14,390	13,857	12,490	12,831	13,338	12,444	11,779	11,550	11,025	9,772	11,149	12,149		12,154		11,798	11,384	11,143	10,938	11,114	10,957		10,236	10,930	10,505	10,305	9,984	9,243	10,161	9,958	10,688	10,628	10,293	9,923	9,863	9,631	9,594	9,844	10,000
Average Annual Return, Percent	33.89%											15.77%			14.05%
S&P 500 Total Return Index, HNDRX
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P 500 Total Return Index
Account Value	$ 25,245	25,245	25,245	25,245	25,245	25,245	$ 25,245	25,245	25,245	25,245	25,245	$ 25,245	25,245	25,245	$ 25,245	25,245	$ 25,245	$ 25,245	25,245	25,245	25,245	25,245	25,245	25,245	25,245	25,245	25,245	25,245	25,245	23,845	24,063	23,560	23,002	22,725	21,938	20,902	21,792	21,113	20,042	19,711	18,855	17,277	17,648	18,531	18,831	18,245	17,114	17,040	16,778		16,184	16,589	15,608		16,562	15,686	14,511	15,983	16,662	15,256	16,628	16,598	18,184	17,533	18,074	19,060	18,243	18,370	17,167	18,004	17,473	17,068	16,678	16,563	15,724	15,064	14,660	14,809	14,261	12,854	13,205	13,726	12,806	12,122	11,886	11,346	10,057	11,474	12,503		12,508		12,141	11,716	11,468	11,257	11,438	11,276		10,534	11,249	10,811	10,605	10,275	9,513	10,457	10,248	11,000	10,938	10,592	10,212	10,150	9,911	9,873	10,131		10,518	9,949	10,000
Average Annual Return, Percent	33.89%											15.77%					14.31%
S&P 500 Total Return Index, USRTX
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Total Return Index
Account Value	$ 20,191	20,191	20,191	20,191	20,191	$ 20,191	$ 20,191	20,191	20,191	20,191	20,191	$ 20,191	20,191	$ 20,191	20,191	20,191	$ 20,191	20,191	20,191	20,191	20,191	20,191	20,191	20,191	20,191	20,191	20,191	20,191	20,191	19,071	19,246	18,844	18,397	18,176	17,546	16,718	17,429	16,886	16,030	15,765	15,080	13,818	14,115	14,822	15,061	14,593	13,688	13,629	13,420		12,944	13,268	12,484		13,247	12,546	11,606	12,783	13,327	12,202	13,300	13,275	14,544	14,023	14,456	15,245	14,591	14,692	13,730	14,400	13,975	13,651	13,340	13,247	12,576	12,048	11,725	11,845	11,406	10,281	10,561	10,979	10,242	9,696	9,507	9,074	8,043	9,177	10,000
Average Annual Return, Percent	33.89%					15.65%
S&P 500 Total Return Index, USRAX
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500 Total Return Index
Account Value	$ 22,607	22,607	22,607	22,607	22,607	$ 22,607	22,607	22,607	$ 22,607	22,607	22,607	$ 22,607	$ 22,607	$ 22,607	22,607	22,607	22,607	22,607	22,607	22,607	22,607	22,607	22,607	22,607	22,607	22,607	22,607	22,607	22,607	21,354	21,549	21,098	20,599	20,351	19,646	18,718	19,515	18,907	17,948	17,652	16,885	15,472	15,804	16,595	16,864	16,339	15,326	15,260	15,025		14,493	14,856	13,977		14,832	14,047	12,995	14,313	14,922	13,662	14,891	14,864	16,284	15,701	16,185	17,069	16,337	16,451	15,373	16,123	15,648	15,284	14,936	14,832	14,081	13,490	13,128	13,262	12,771	11,511	11,825	12,292	11,468	10,856	10,644	10,160	9,006	10,275	11,197		11,201		10,873	10,492	10,270	10,081	10,243	10,098	10,000
Average Annual Return, Percent	33.89%											15.77%	16.21%
MSCI USA ESG Leaders Index, HESAX
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI USA ESG Leaders Index
Account Value	$ 20,455	20,455	20,455	20,455	20,455	20,455	20,455	$ 20,455	$ 20,455	$ 20,455	20,455	$ 20,455	$ 20,455	20,455	20,455	20,455	20,455	20,455	20,455	20,455	20,455	20,455	20,455	20,455	20,455	20,455	20,455	20,455	20,455	19,299	19,499	19,058	18,683	18,619	17,959	17,129	17,945	17,309	16,393	16,033	15,365	13,936	14,293	15,050	15,117	14,611	13,701	13,567	13,432		12,910	13,224	12,416		13,206	12,376	11,534	12,670	13,327	12,309	13,293	13,383	14,645	14,113	14,599	15,561	14,931	15,185	13,883	14,600	14,163	13,758	13,403	13,295	12,636	12,085	11,716	11,812	11,385	10,260	10,552	10,929	10,161	9,759	9,599	9,116	8,107	9,265	10,023	10,000
Average Annual Return, Percent	33.13%									15.74%
MSCI USA ESG Leaders Index, HESGX
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI USA ESG Leaders Index
Account Value	$ 20,512	20,512	$ 20,512	20,512	20,512	20,512	20,512	$ 20,512	20,512	$ 20,512	$ 20,512	20,512	20,512	20,512	20,512	20,512	20,512	20,512	20,512	20,512	20,512	20,512	20,512	20,512	20,512	20,512	20,512	20,512	20,512	19,354	19,554	19,112	18,736	18,672	18,010	17,177	17,996	17,358	16,439	16,079	15,408	13,975	14,333	15,092	15,160	14,652	13,740	13,605	13,470		12,946	13,261	12,451		13,243	12,411	11,566	12,705	13,365	12,344	13,330	13,421	14,686	14,153	14,640	15,604	14,973	15,227	13,922	14,641	14,203	13,796	13,440	13,332	12,672	12,119	11,749	11,845	11,417	10,288	10,582	10,959	10,189	9,786	9,626	9,142	8,130	9,291	10,052		9,967	10,000
Average Annual Return, Percent	33.13%										15.68%
Bloomberg Aggregate Bond Index, HTFAX
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Aggregate Bond Index
Account Value	$ 10,864	$ 10,864	$ 10,864	10,864	$ 10,864	10,864	10,864	10,864	10,864	10,864	$ 10,864	10,864	10,864	10,864	10,864	10,864	10,864	10,864	10,864	10,864	10,864	10,864	10,864	10,864	10,864	10,864	10,864	10,864	10,864	10,750	11,023	10,878	10,724	10,479	10,381	10,208	10,472	10,376	10,525	10,554	10,165	9,725	9,880	10,138	10,203	10,210	10,247	10,360	10,297	10,000
Average Annual Return, Percent	6.88%	4.89%
Bloomberg Aggregate Bond Index, HTFNX
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Aggregate Bond Index
Account Value	$ 10,764	$ 10,764	$ 10,764	$ 10,764	$ 10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,652	10,923	10,778	10,626	10,383	10,286	10,114	10,376	10,281	10,429	10,457	10,072	9,636	9,790	10,045	10,110	10,117	10,153	10,265	10,203		9,950	10,214	9,910	10,000
Average Annual Return, Percent	6.88%			3.86%
S&P 1000 Total Return Index, HSMBX
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 1000 Total Return Index
Account Value	$ 13,243	$ 13,243	$ 13,243	$ 13,243	$ 13,243	13,243	13,243	13,243	13,243	13,243	13,243	13,243	13,243	13,243	13,243	13,243	13,243	13,243	13,243	13,243	13,243	13,243	13,243	13,243	13,243	13,243	13,243	13,243	13,243	12,097	12,259	12,130	12,192	11,358	11,565	11,057	11,750	11,202	10,655	10,918	9,930	9,157	9,686	10,248	10,595	10,134	9,308	9,572	9,706	10,000
Average Annual Return, Percent	33.37%	17.58%
S&P 1000 Total Return Index, HSMNX
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 1000 Total Return Index
Account Value	$ 14,275	$ 14,275	14,275	$ 14,275	$ 14,275	14,275	14,275	14,275	14,275	14,275	14,275	14,275	14,275	14,275	14,275	14,275	14,275	14,275	14,275	14,275	14,275	14,275	14,275	14,275	14,275	14,275	$ 14,275	14,275	14,275	13,039	13,214	13,075	13,142	12,243	12,466	11,919	12,665	12,075	11,485	11,769	10,704	9,871	10,441	11,046	11,420	10,924	10,033	10,318	10,462		10,875	11,056	10,115	10,000
Average Annual Return, Percent	33.37%			20.08%
S&P Global BMI ex-US Index, HASAX
Account Value [Line Items]
Line Graph and Table Measure Name																											S&P Global BMI ex-US Index
Account Value	$ 17,849	17,849	17,849	$ 17,849	17,849	17,849	17,849	17,849	17,849	17,849	17,849	$ 17,849	17,849	17,849	17,849	17,849	17,849	17,849	17,849	17,849	17,849	17,849	17,849	$ 17,849	17,849	17,849	$ 17,849	$ 17,849	17,849	17,980	18,892	18,353	17,895	17,446	17,498	17,008	17,300	16,800	16,396	16,586	15,766	14,459	15,116	15,609	16,299	15,639	14,983	15,508	15,259		14,949	15,469	14,345		14,439	12,975	12,609	14,034	14,458	13,932	15,273	15,204	16,250	16,227	16,541	17,273	16,606	17,406	17,049	17,588	17,238	17,467	17,557	17,060	16,535	16,335	15,981	15,960	15,110	13,314	13,601	13,914	13,284	12,730	12,196	11,742	10,855	12,776	13,897		14,285		13,687	13,552	13,082	12,759	13,150	13,307		12,588	13,278	12,955	12,879	12,632	11,752	12,333	12,202	13,322	13,293	13,550	13,274	13,550	13,828	13,625	13,857		14,516	13,761		13,448	13,322	13,069	12,830	12,753	12,306		12,264	11,886	11,626	11,350	11,147	10,759		10,504	10,764	10,938		10,790	10,731	10,217	10,388	10,542	10,263	9,486		9,578	10,302	10,464	10,647	9,917	10,000
Average Annual Return, Percent	13.21%											5.45%																6.47%
S&P Global BMI ex-US Index, HASIX
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P Global BMI ex-US Index
Account Value	$ 16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	$ 16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	$ 16,303,574	$ 16,303,574	16,303,574	16,303,574	16,303,574	$ 16,303,574	$ 16,303,574	16,424,003	17,256,795	16,764,653	16,346,357	15,936,231	15,983,211	15,535,770	15,802,622	15,345,340	14,976,387	15,150,204	14,401,619	13,207,408	13,807,824	14,257,435	14,888,014	14,285,387	13,686,094	14,165,592	13,938,409		13,654,796	14,130,442	13,103,558		13,189,235	11,851,909	11,517,194	12,819,249	13,206,548	12,726,193	13,950,898	13,887,594	14,843,433	14,822,255	15,109,431	15,777,542	15,168,808	15,899,470	15,573,318	16,065,240	15,745,595	15,955,083	16,037,320	15,583,582	15,103,439	14,921,477	14,597,865	14,578,111	13,802,408	12,161,357	12,423,397	12,709,606	12,133,772	11,628,132	11,139,894	10,725,430	9,915,269	11,669,981	12,693,697		13,048,083		12,502,536	12,378,718	11,949,467	11,654,357	12,012,079	12,154,992		11,498,809	12,128,726	11,833,434	11,764,199	11,538,139	10,735,169	11,265,158	11,145,875	12,168,698	12,142,621	12,377,173	12,124,719	12,376,879	12,631,246	12,445,953	12,657,550		13,259,226	12,570,194		12,284,121	12,168,711	11,937,521	11,719,754	11,649,105	11,240,936		11,202,513	10,857,298	10,619,266	10,367,199	10,182,230	9,827,660		9,594,395	9,832,164	9,991,282	10,000,000
Average Annual Return, Percent	13.21%											5.45%											6.12%
S&P Global BMI ex-US Index, AANX
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P Global BMI ex-US Index
Account Value	$ 16,073	16,073	16,073	16,073	16,073	16,073	16,073	16,073	16,073	16,073	16,073	$ 16,073	16,073	16,073	16,073	16,073	16,073	16,073	16,073	16,073	16,073	16,073	$ 16,073	16,073	16,073	16,073	$ 16,073	16,073	$ 16,073	16,192	17,013	16,527	16,115	15,711	15,757	15,316	15,579	15,128	14,765	14,936	14,198	13,021	13,612	14,056	14,677	14,083	13,492	13,965	13,741		13,462	13,931	12,918		13,003	11,684	11,354	12,638	13,020	12,546	13,754	13,691	14,633	14,613	14,896	15,554	14,954	15,675	15,353	15,838	15,523	15,729	15,810	15,363	14,890	14,710	14,391	14,372	13,607	11,989	12,248	12,530	11,962	11,464	10,982	10,574	9,775	11,505	12,514		12,864		12,326	12,204	11,780	11,489	11,842	11,983		11,336	11,957	11,666	11,598	11,375	10,583	11,106	10,988	11,997	11,971	12,202	11,953	12,202	12,453	12,270	12,478		13,072	12,392		12,110	11,997	11,769	11,554	11,484	11,082		11,044	10,704	10,469	10,221	10,038	9,689		9,459	9,693	9,850		9,716	9,663	9,200	9,354	9,494	9,242	8,543		8,625	9,277	9,423	9,587	8,931		9,336	10,074	10,144	10,417	10,539	10,021	10,162	9,663	9,670	10,000
Average Annual Return, Percent	13.21%											5.45%																	4.86%
S&P Global BMI ex-US Index, ARAAX
Account Value [Line Items]
Line Graph and Table Measure Name																											S&P Global BMI ex-US Index
Account Value	$ 17,849	17,849	17,849	17,849	17,849	17,849	17,849	17,849	17,849	17,849	17,849	$ 17,849	17,849	17,849	17,849	17,849	17,849	17,849	17,849	17,849	17,849	17,849	17,849	17,849	17,849	17,849	$ 17,849	$ 17,849	$ 17,849	17,980	18,892	18,353	17,895	17,446	17,498	17,008	17,300	16,800	16,396	16,586	15,766	14,459	15,116	15,609	16,299	15,639	14,983	15,508	15,259		14,949	15,469	14,345		14,439	12,975	12,609	14,034	14,458	13,932	15,273	15,204	16,250	16,227	16,541	17,273	16,606	17,406	17,049	17,588	17,238	17,467	17,557	17,060	16,535	16,335	15,981	15,960	15,110	13,314	13,601	13,914	13,284	12,730	12,196	11,742	10,855	12,776	13,897		14,285		13,687	13,552	13,082	12,759	13,150	13,307		12,588	13,278	12,955	12,879	12,632	11,752	12,333	12,202	13,322	13,293	13,550	13,274	13,550	13,828	13,625	13,857		14,516	13,761		13,448	13,322	13,069	12,830	12,753	12,306		12,264	11,886	11,626	11,350	11,147	10,759		10,504	10,764	10,938		10,790	10,731	10,217	10,388	10,542	10,263	9,486		9,578	10,302	10,464	10,647	9,917	10,000
Average Annual Return, Percent	13.21%											5.45%																6.47%
Bloomberg Aggregate Bond Index, ARAAX
Account Value [Line Items]
Line Graph and Table Measure Name																											Bloomberg Aggregate Bond Index
Account Value	$ 11,532	11,532	11,532	11,532	11,532	11,532	11,532	11,532	11,532	11,532	11,532	$ 11,532	11,532	11,532	11,532	11,532	11,532	11,532	11,532	11,532	11,532	11,532	11,532	$ 11,532	11,532	11,532	$ 11,532	$ 11,532	11,532	11,411	11,701	11,547	11,383	11,123	11,019	10,835	11,116	11,014	11,172	11,203	10,790	10,322	10,488	10,761	10,831	10,838	10,877	10,997	10,930		10,660	10,943	10,616		10,664	10,286	10,421	10,891	11,208	10,941	11,115	11,044	11,479	11,808	11,941	12,204	12,235	12,199	12,202	12,309	12,332	12,196	12,111	12,071	11,977	12,128	12,306	12,395	12,378	12,257	12,312	12,319	12,419	12,237	12,160	12,104	11,892	11,963	11,751		11,529		11,537	11,543	11,509	11,570	11,278	11,253		11,114	10,920	10,917	10,711	10,718	10,605	10,414	10,352	10,434	10,502	10,435	10,432	10,445	10,371	10,449	10,382		10,482	10,604		10,555	10,569	10,563	10,613	10,519	10,474		10,484	10,404	10,325	10,330	10,261	10,241		10,227	10,474	10,555		10,561	10,573	10,507	10,321	10,319	10,279	10,186		10,114	9,977	10,009	10,036	10,034	$ 10,000
Average Annual Return, Percent	6.88%											(0.01%)																1.55%
S&P Global BMI ex-US Index, ACRIX
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P Global BMI ex-US Index
Account Value	$ 16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	$ 16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	16,303,574	$ 16,303,574	$ 16,303,574	16,303,574	16,303,574	16,303,574	$ 16,303,574	16,303,574	16,424,003	17,256,795	16,764,653	16,346,357	15,936,231	15,983,211	15,535,770	15,802,622	15,345,340	14,976,387	15,150,204	14,401,619	13,207,408	13,807,824	14,257,435	14,888,014	14,285,387	13,686,094	14,165,592	13,938,409		13,654,796	14,130,442	13,103,558		13,189,235	11,851,909	11,517,194	12,819,249	13,206,548	12,726,193	13,950,898	13,887,594	14,843,433	14,822,255	15,109,431	15,777,542	15,168,808	15,899,470	15,573,318	16,065,240	15,745,595	15,955,083	16,037,320	15,583,582	15,103,439	14,921,477	14,597,865	14,578,111	13,802,408	12,161,357	12,423,397	12,709,606	12,133,772	11,628,132	11,139,894	10,725,430	9,915,269	11,669,981	12,693,697		13,048,083		12,502,536	12,378,718	11,949,467	11,654,357	12,012,079	12,154,992		11,498,809	12,128,726	11,833,434	11,764,199	11,538,139	10,735,169	11,265,158	11,145,875	12,168,698	12,142,621	12,377,173	12,124,719	12,376,879	12,631,246	12,445,953	12,657,550		13,259,226	12,570,194		12,284,121	12,168,711	11,937,521	11,719,754	11,649,105	11,240,936		11,202,513	10,857,298	10,619,266	10,367,199	10,182,230	9,827,660		9,594,395	9,832,164	9,991,282	10,000,000
Average Annual Return, Percent	13.21%											5.45%											6.12%
Bloomberg Aggregate Bond Index, ACRIX
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg Aggregate Bond Index
Account Value	$ 10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	$ 10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	$ 10,976,996	$ 10,976,996	10,976,996	10,976,996	10,976,996	10,976,996	$ 10,976,996	10,862,153	11,138,371	10,991,206	10,835,502	10,588,193	10,488,892	10,314,035	10,581,303	10,484,490	10,634,740	10,664,025	10,270,867	9,825,889	9,983,439	10,243,751	10,309,601	10,316,793	10,353,721	10,467,700	10,404,640		10,146,884	10,416,199	10,105,319		10,151,108	9,791,036	9,919,517	10,367,458	10,668,926	10,414,452	10,580,439	10,512,657	10,927,327	11,239,584	11,366,390	11,616,661	11,646,461	11,612,106	11,615,309	11,716,752	11,739,103	11,609,298	11,528,300	11,490,758	11,400,694	11,544,851	11,714,007	11,798,601	11,782,366	11,667,878	11,720,211	11,726,639	11,822,065	11,648,078	11,575,164	11,521,521	11,320,289	11,387,302	11,185,970		10,974,766		10,982,420	10,988,015	10,955,017	11,013,676	10,735,501	10,711,939		10,579,085	10,394,565	10,391,905	10,196,120	10,202,031	10,094,830	9,912,720	9,853,896	9,932,386	9,996,761	9,932,848	9,930,486	9,942,715	9,872,258	9,946,233	9,882,854		9,977,435	10,093,682		10,047,569	10,060,482	10,054,658	10,102,776	10,012,962	9,970,059		9,980,104	9,903,872	9,828,029	9,833,185	9,767,538	9,748,410		9,734,680	9,970,520	10,047,372	$ 10,000,000
Average Annual Return, Percent	6.88%											(0.01%)											1.14%
S&P Global BMI ex-US Index, ARANX
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P Global BMI ex-US Index
Account Value	$ 16,073	16,073	16,073	16,073	16,073	16,073	16,073	16,073	16,073	16,073	16,073	$ 16,073	16,073	16,073	16,073	16,073	16,073	16,073	16,073	16,073	16,073	16,073	$ 16,073	16,073	16,073	16,073	16,073	16,073	$ 16,073	16,192	17,013	16,527	16,115	15,711	15,757	15,316	15,579	15,128	14,765	14,936	14,198	13,021	13,612	14,056	14,677	14,083	13,492	13,965	13,741		13,462	13,931	12,918		13,003	11,684	11,354	12,638	13,020	12,546	13,754	13,691	14,633	14,613	14,896	15,554	14,954	15,675	15,353	15,838	15,523	15,729	15,810	15,363	14,890	14,710	14,391	14,372	13,607	11,989	12,248	12,530	11,962	11,464	10,982	10,574	9,775	11,505	12,514		12,864		12,326	12,204	11,780	11,489	11,842	11,983		11,336	11,957	11,666	11,598	11,375	10,583	11,106	10,988	11,997	11,971	12,202	11,953	12,202	12,453	12,270	12,478		13,072	12,392		12,110	11,997	11,769	11,554	11,484	11,082		11,044	10,704	10,469	10,221	10,038	9,689		9,459	9,693	9,850		9,716	9,663	9,200	9,354	9,494	9,242	8,543		8,625	9,277	9,423	9,587	8,931		9,336	10,074	10,144	10,417	10,539	10,021	10,162	9,663	9,670	10,000
Average Annual Return, Percent	13.21%											5.45%																	4.86%
Bloomberg Aggregate Bond Index, ARANX
Account Value [Line Items]
Line Graph and Table Measure Name																													Bloomberg Aggregate Bond Index
Account Value	$ 11,633	11,633	11,633	11,633	11,633	11,633	11,633	11,633	11,633	11,633	11,633	$ 11,633	11,633	11,633	11,633	11,633	11,633	11,633	$ 11,633	11,633	11,633	11,633	11,633	11,633	11,633	11,633	11,633	11,633	$ 11,633	11,511	11,804	11,648	11,483	11,221	11,116	10,930	11,214	11,111	11,270	11,301	10,885	10,413	10,580	10,856	10,926	10,933	10,972	11,093	11,026		10,753	11,039	10,709		10,758	10,376	10,512	10,987	11,306	11,037	11,213	11,141	11,580	11,911	12,046	12,311	12,342	12,306	12,309	12,417	12,440	12,303	12,217	12,177	12,082	12,235	12,414	12,504	12,486	12,365	12,420	12,427	12,528	12,344	12,267	12,210	11,997	12,068	11,854		11,630		11,639	11,645	11,610	11,672	11,377	11,352		11,211	11,016	11,013	10,805	10,812	10,698	10,505	10,443	10,526	10,594	10,526	10,524	10,537	10,462	10,540	10,473		10,574	10,697		10,648	10,662	10,655	10,706	10,611	10,566		10,576	10,496	10,415	10,421	10,351	10,331		$ 10,316	$ 10,566	$ 10,648		$ 10,654	$ 10,666	$ 10,599	$ 10,412	$ 10,409	$ 10,370	$ 10,275		$ 10,203	$ 10,064	$ 10,097	$ 10,124	$ 10,122		$ 10,054	$ 10,069	$ 9,999	$ 10,109	$ 10,134	$ 10,170	$ 10,123	$ 10,219	$ 10,009	$ 10,000
Average Annual Return, Percent	6.88%											(0.01%)																	1.52%
S&P 500 Buy/Write Monthly Index, HADUX
Account Value [Line Items]
Line Graph and Table Measure Name																			S&P 500 Buy/Write Monthly Index
Account Value	$ 15,849	15,849	15,849	15,849	15,849	15,849	15,849	15,849	15,849	15,849	15,849	$ 15,849	15,849	15,849	15,849	15,849	15,849	15,849	$ 15,849	$ 15,849	15,849	$ 15,849	15,849	15,849	15,849	15,849	15,849	15,849	$ 15,849	15,239	15,316	15,104	14,676	14,511	14,259	14,105	14,299	13,991	13,726	13,488	13,230	12,858	12,946	13,301	13,515	13,324	13,050	12,926	12,779		12,546	12,566	12,062		12,219	11,987	11,294	12,088	12,697	12,221	12,584	13,072	13,720	13,179	13,270	13,608	13,114	13,313	12,720	12,943	12,612	12,550	12,274	12,041	11,943	11,425	11,308	11,296	11,099	10,121	10,503	10,506	10,240	9,860	9,872	9,454	9,034	10,617	11,484		11,616		11,510	11,363	11,133	11,062	11,189	11,072		10,539	10,888	10,720	10,534	10,385	10,041	10,882	10,644	11,258	11,255	11,045	10,731	10,737	10,517	10,379	10,493		10,644	10,543		10,475	10,318	10,257	10,163	10,135	10,003	$ 10,000
Average Annual Return, Percent	19.80%											6.61%								6.38%
S&P 500 Buy/Write Monthly Index, HNDDX
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500 Buy/Write Monthly Index
Account Value	$ 16,926	16,926	16,926	16,926	16,926	16,926	16,926	16,926	16,926	16,926	16,926	$ 16,926	16,926	16,926	16,926	$ 16,926	16,926	16,926	16,926	$ 16,926	$ 16,926	$ 16,926	16,926	16,926	16,926	16,926	16,926	16,926	16,926	16,275	16,357	16,130	15,674	15,498	15,228	15,064	15,271	14,942	14,659	14,404	14,129	13,732	13,826	14,205	14,434	14,230	13,937	13,805	13,648		13,399	13,420	12,881		13,050	12,801	12,062	12,910	13,560	13,052	13,440	13,961	14,653	14,075	14,172	14,533	14,006	14,218	13,584	13,822	13,470	13,403	13,108	12,859	12,755	12,202	12,077	12,063	11,853	10,809	11,217	11,220	10,936	10,531	10,543	10,096	9,648	11,338	12,265		12,405		12,292	12,136	11,890	11,813	11,949	11,824		11,255	11,628	11,449	11,251	11,091	10,723	11,622	11,367	12,023	12,020	11,796	11,461	11,467	11,232	11,084	11,206		11,367	11,260		$ 11,187	$ 11,019	$ 10,954	$ 10,854	$ 10,824	$ 10,683		$ 10,646	$ 10,459	$ 10,364	$ 10,327	$ 10,186	$ 9,965	$ 10,000
Average Annual Return, Percent	19.80%											6.61%									6.87%
Bloomberg US Treasury 1-3 Years Index, HADRX
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg US Treasury 1-3 Years Index
Account Value	$ 11,270	11,270	11,270	11,270	11,270	11,270	11,270	11,270	11,270	11,270	11,270	$ 11,270	11,270	11,270	$ 11,270	$ 11,270	11,270	$ 11,270	11,270	11,270	$ 11,270	11,270	11,270	11,270	11,270	11,270	11,270	11,270	11,270	11,238	11,306	11,216	11,115	10,987	10,923	10,847	10,888	10,850	10,897	10,858	10,734	10,624	10,587	10,591	10,550	10,513	10,568	10,605	10,577		10,407	10,488	10,411		10,393	10,325	10,335	10,458	10,542	10,498	10,565	10,502	10,553	10,704	10,748	10,824	10,847	10,852	10,887	10,898	10,899	10,880	10,899	10,888	10,884	10,887	10,893	10,890	10,884	10,880	10,885	10,882	10,884	10,874	10,870	10,862	10,847	10,710	10,615		10,556		10,534	10,538	10,503	10,515	10,430	10,442		10,388	10,312	10,291	10,227	10,217	10,190	10,109	10,072	10,058	10,070	10,037	10,039	10,038	10,000	10,018	9,998	$ 10,000
Average Annual Return, Percent	4.99%											1.36%			1.77%
Bloomberg US Treasury 1-3 Years Index, HNDRX
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg US Treasury 1-3 Years Index
Account Value	$ 11,238	11,238	11,238	11,238	11,238	11,238	$ 11,238	11,238	11,238	11,238	11,238	$ 11,238	11,238	11,238	$ 11,238	11,238	$ 11,238	$ 11,238	11,238	11,238	11,238	11,238	11,238	11,238	11,238	11,238	11,238	11,238	11,238	11,206	11,274	11,183	11,083	10,956	10,892	10,816	10,857	10,819	10,866	10,827	10,703	10,593	10,557	10,560	10,519	10,483	10,538	10,575	10,547		10,377	10,458	10,381		10,363	10,296	10,306	10,428	10,512	10,468	10,534	10,472	10,522	10,673	10,717	10,793	10,816	10,820	10,856	10,867	10,868	10,849	10,867	10,857	10,853	10,856	10,862	10,859	10,853	10,849	10,854	10,851	10,853	10,843	10,839	10,831	10,816	10,679	10,584		10,526		10,503	10,508	10,473	10,485	10,400	10,412		$ 10,358	$ 10,282	$ 10,262	$ 10,198	$ 10,188	$ 10,161	$ 10,080	$ 10,044	$ 10,029	$ 10,041	$ 10,008	$ 10,010	$ 10,009	$ 9,972	$ 9,989	$ 9,969		$ 9,974	$ 10,005	$ 10,000
Average Annual Return, Percent	4.99%											1.36%					1.70%
MSCI USA Minimum Volatility Index, USRTX
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI USA Minimum Volatility Index
Account Value	$ 15,317	15,317	15,317	15,317	15,317	$ 15,317	$ 15,317	15,317	15,317	15,317	15,317	$ 15,317	15,317	$ 15,317	15,317	15,317	$ 15,317	15,317	15,317	15,317	15,317	15,317	15,317	15,317	15,317	15,317	15,317	15,317	15,317	14,583	14,797	14,733	14,038	13,533	13,294	12,931	13,427	13,016	12,749	12,468	12,140	11,469	11,567	11,903	11,969	11,809	11,298	11,677	11,504		11,129	11,524	11,357		11,796	11,152	10,343	11,142	11,493	10,935	11,401	11,403	12,035	11,409	11,768	12,505	11,710	11,946	11,327	11,919	11,691	11,297	11,094	11,003	10,574	10,020	10,058	10,335	10,099	9,333	9,665	9,824	9,549	9,138	9,235	8,849	8,096	9,189	10,000
Average Annual Return, Percent	26.18%					9.22%
MSCI USA Minimum Volatility Index, USRAX
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI USA Minimum Volatility Index
Account Value	$ 16,984	16,984	16,984	16,984	16,984	$ 16,984	16,984	16,984	$ 16,984	16,984	16,984	$ 16,984	$ 16,984	$ 16,984	16,984	16,984	16,984	16,984	16,984	16,984	16,984	16,984	16,984	16,984	16,984	16,984	16,984	16,984	16,984	16,170	16,408	16,336	15,566	15,006	14,741	14,338	14,888	14,433	14,137	13,825	13,461	12,717	12,826	13,198	13,271	13,094	12,528	12,947	12,756		12,340	12,778	12,593		13,080	12,365	11,468	12,354	12,744	12,125	12,642	12,644	13,345	12,650	13,049	13,866	12,985	13,246	12,559	13,216	12,963	12,526	12,301	12,200	11,724	11,110	11,153	11,459	11,198	10,348	10,717	10,893	10,589	10,132	10,240	9,812	8,977	10,189	11,088		10,836		$ 10,634	$ 10,495	$ 10,513	$ 10,418	$ 10,247	$ 10,081	$ 10,000
Average Annual Return, Percent	26.18%											9.82%	10.25%
MSCI USA Index, HESAX
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI USA Index
Account Value	$ 20,085	20,085	20,085	20,085	20,085	20,085	20,085	$ 20,085	$ 20,085	$ 20,085	20,085	$ 20,085	$ 20,085	20,085	20,085	20,085	20,085	20,085	20,085	20,085	20,085	20,085	20,085	20,085	20,085	20,085	20,085	20,085	20,085	18,902	19,042	18,641	18,202	17,977	17,356	16,565	17,278	16,745	15,893	15,649	14,945	13,657	13,979	14,666	14,918	14,421	13,520	13,432	13,264		12,809	13,122	12,312		13,081	12,406	11,494	12,669	13,185	12,061	13,149	13,178	14,492	13,999	14,422	15,287	14,706	14,856	13,887	14,575	14,158	13,831	13,456	13,391	12,700	12,240	11,928	12,040	11,563	10,364	10,641	11,053	10,281	9,705	9,489	9,020	7,971	9,129	9,939	$ 10,000
Average Annual Return, Percent	34.39%									15.31%
MSCI USA Index, HESGX
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI USA Index
Account Value	$ 20,193	20,193	$ 20,193	20,193	20,193	20,193	20,193	$ 20,193	20,193	$ 20,193	$ 20,193	20,193	20,193	20,193	20,193	20,193	20,193	20,193	20,193	20,193	20,193	20,193	20,193	20,193	20,193	20,193	20,193	20,193	20,193	19,004	19,145	18,742	18,301	18,074	17,450	16,654	17,371	16,836	15,978	15,733	15,025	13,731	14,054	14,746	14,998	14,499	13,593	13,505	13,336		12,878	13,193	12,379		$ 13,152	$ 12,473	$ 11,556	$ 12,737	$ 13,257	$ 12,126	$ 13,220	$ 13,249	$ 14,570	$ 14,075	$ 14,500	$ 15,370	$ 14,786	$ 14,936	$ 13,962	$ 14,654	$ 14,234	$ 13,905	$ 13,529	$ 13,464	$ 12,769	$ 12,306	$ 11,993	$ 12,105	$ 11,626	$ 10,420	$ 10,698	$ 11,113	$ 10,337	$ 9,758	$ 9,540	$ 9,068	$ 8,014	$ 9,178	$ 9,993		$ 9,974	$ 10,000
Average Annual Return, Percent	34.39%										15.32%
S&P 500 Total Return Index, HSMBX
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Total Return Index
Account Value	$ 15,529	$ 15,529	$ 15,529	15,529	$ 15,529	15,529	15,529	15,529	15,529	15,529	$ 15,529	15,529	15,529	15,529	15,529	15,529	15,529	15,529	15,529	15,529	15,529	15,529	15,529	15,529	15,529	15,529	15,529	15,529	15,529	14,668	14,802	14,493	14,150	13,980	13,495	12,858	13,405	12,987	12,329	12,125	11,598	10,628	10,856	11,400	11,584	11,224	10,528	10,482	10,321	$ 10,000
Average Annual Return, Percent	33.89%	28.89%
S&P 500 Total Return Index, HSMNX
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Total Return Index
Account Value	$ 16,257	$ 16,257	$ 16,257	$ 16,257	$ 16,257	$ 16,257	$ 16,257	$ 16,257	$ 16,257	$ 16,257	$ 16,257	$ 16,257	$ 16,257	$ 16,257	$ 16,257	$ 16,257	$ 16,257	$ 16,257	$ 16,257	$ 16,257	$ 16,257	$ 16,257	$ 16,257	$ 16,257	$ 16,257	$ 16,257	$ 16,257	$ 16,257	$ 16,257	$ 15,356	$ 15,496	$ 15,172	$ 14,813	$ 14,635	$ 14,128	$ 13,460	$ 14,033	$ 13,596	$ 12,907	$ 12,694	$ 12,142	$ 11,126	$ 11,365	$ 11,934	$ 12,127	$ 11,749	$ 11,021	$ 10,973	$ 10,805		$ 10,422	$ 10,683	$ 10,051	$ 10,000
Average Annual Return, Percent	33.89%			28.38%